Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000135933 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Tax-Free Pennsylvania Fund (Institutional Class) – including sales charge
Average Annual Return, Percent	6.44%	0.64%	2.20%
C000006344 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Tax-Free Pennsylvania Fund (Class C) – including sales charge
Average Annual Return, Percent	4.38%	(0.39%)	1.17%
C000006342 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Tax-Free Pennsylvania Fund (Class A) – including sales charge
Average Annual Return, Percent	1.34%	(0.54%)	1.46%
Without Sales Load [Member] | C000135933 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Tax-Free Pennsylvania Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	6.44%	0.64%	2.20%
Without Sales Load [Member] | C000006344 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Tax-Free Pennsylvania Fund (Class C) – excluding sales charge
Average Annual Return, Percent	5.38%	(0.39%)	1.17%
Without Sales Load [Member] | C000006342 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Tax-Free Pennsylvania Fund (Class A) – excluding sales charge
Average Annual Return, Percent	6.17%	0.37%	1.94%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.12%	0.54%	1.91%